Right Of Use Assets And Lease Liabilities	12 Months Ended
Dec. 31, 2021
Right Of Use Asset And Lease Liability [Abstract]
Right Of Use Assets And Lease Liabilities
14. RIGHT OF USE ASSETS AND LEASE LIABILITIES
The Group has entered into lease agreements primarily for the lease of offices and premises. Changes in right of use assets and lease liabilities as of December 31, 2021 and 2020 are as follows:

	2021	2020
Lease liabilities:
As of the beginning of the year	801,211	907,963
Additions	57,236	7,026
Financial restatements	43,185	75,468
Foreign Exchange gain /(losses)	(107,287)	32,806
Decrease	(302,884)	—
Payments	(176,737)	(222,052)

As of the end of the year	314,724	801,211

Right of use assets:
As of the beginning of the year	675,333	838,306
Additions	57,236	7,026
Decrease	(280,639)	—
Depreciation	(142,049)	(169,999)

As of the end of the year	309,881	675,333

The average
borrowing
incremental rates used for determining the current value of the Group’s leases in local and foreign currency are 46.2% and 8.4%, respectively.